UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

This report on Form N-Q relates solely to the Registrant's Equity-Income Portfolio series (a "Fund").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

March 31, 2015

1.799856.111

VIPEI-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.1%
Ford Motor Co.	287,361	$ 4,638,007
Hotels, Restaurants & Leisure - 2.5%
Darden Restaurants, Inc. (i)	537,199	37,249,379
Dunkin' Brands Group, Inc.	267,900	12,741,324
McDonald's Corp.	467,600	45,562,944
Texas Roadhouse, Inc. Class A	328,697	11,974,432
Yum! Brands, Inc.	586,800	46,192,896
		153,720,975
Household Durables - 0.5%
M.D.C. Holdings, Inc. (f)	434,300	12,377,550
Qingdao Haier Co. Ltd.	1,638,700	6,830,230
Tupperware Brands Corp.	207,500	14,321,650
		33,529,430
Leisure Products - 0.6%
Mattel, Inc.	511,100	11,678,635
New Academy Holding Co. LLC unit (a)(k)(l)	127,200	24,776,016
		36,454,651
Media - 1.5%
Comcast Corp. Class A	1,385,943	78,264,201
Sinclair Broadcast Group, Inc. Class A	498,504	15,658,011
		93,922,212
Multiline Retail - 2.4%
Kohl's Corp. (i)	385,775	30,186,894
Macy's, Inc.	465,300	30,202,623
Target Corp. (i)	1,090,060	89,461,224
		149,850,741
Specialty Retail - 0.8%
Foot Locker, Inc.	404,085	25,457,355
GNC Holdings, Inc.	430,000	21,100,100
		46,557,455
Textiles, Apparel & Luxury Goods - 0.4%
Japan Tobacco, Inc.	717,300	22,677,343
TOTAL CONSUMER DISCRETIONARY		541,350,814
CONSUMER STAPLES - 8.5%
Beverages - 0.8%
Anheuser-Busch InBev SA NV ADR	133,000	16,214,030
Molson Coors Brewing Co. Class B	450,200	33,517,390
		49,731,420
Food & Staples Retailing - 2.4%
CVS Health Corp.	689,800	71,194,258
Tesco PLC	1,920,600	6,855,690
Wal-Mart Stores, Inc.	385,378	31,697,341
Walgreens Boots Alliance, Inc.	419,707	35,540,789
		145,288,078

	Shares	Value
Food Products - 1.0%
B&G Foods, Inc. Class A	287,313	$ 8,455,622
Kellogg Co.	748,957	49,393,714
Sanderson Farms, Inc. (f)	42,600	3,393,090
		61,242,426
Household Products - 2.4%
Procter & Gamble Co.	1,808,319	148,173,659
Personal Products - 0.3%
Avon Products, Inc.	1,806,000	14,429,940
Tobacco - 1.6%
Lorillard, Inc.	601,215	39,289,400
Philip Morris International, Inc.	430,984	32,466,025
Reynolds American, Inc. (i)	392,600	27,054,066
		98,809,491
TOTAL CONSUMER STAPLES		517,675,014
ENERGY - 9.4%
Energy Equipment & Services - 0.6%
Ensco PLC Class A	731,776	15,418,520
National Oilwell Varco, Inc.	223,706	11,183,063
Oceaneering International, Inc.	176,600	9,524,038
		36,125,621
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	345,486	28,609,696
Apache Corp.	593,068	35,779,792
BG Group PLC	1,412,500	17,336,655
Cameco Corp.	318,700	4,441,242
Chevron Corp. (i)	1,646,280	172,826,474
CONSOL Energy, Inc.	551,435	15,379,522
Foresight Energy LP	380,700	5,935,113
HollyFrontier Corp.	152,485	6,140,571
Kinder Morgan, Inc.	714,800	30,064,488
Legacy Reserves LP	1,001,001	10,130,130
Markwest Energy Partners LP	618,329	40,871,547
Suncor Energy, Inc.	1,940,700	56,709,413
The Williams Companies, Inc.	1,815,749	91,858,742
Williams Partners LP	505,556	24,883,466
		540,966,851
TOTAL ENERGY		577,092,472
FINANCIALS - 25.4%
Banks - 12.4%
Bank of America Corp.	2,610,400	40,174,056
BB&T Corp.	158,900	6,195,511
CIT Group, Inc.	187,438	8,457,203
Comerica, Inc.	621,848	28,064,000
First Niagara Financial Group, Inc.	1,779,614	15,731,788
FirstMerit Corp.	1,135,620	21,644,917
JPMorgan Chase & Co.	4,169,564	252,592,187
KeyCorp	588,395	8,331,673
M&T Bank Corp.	569,391	72,312,657
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
PNC Financial Services Group, Inc.	168,500	$ 15,710,940
Regions Financial Corp.	1,427,000	13,485,150
Standard Chartered PLC (United Kingdom)	1,125,797	18,261,529
SunTrust Banks, Inc.	1,153,900	47,413,751
TCF Financial Corp.	164,800	2,590,656
U.S. Bancorp	1,813,738	79,205,938
Valley National Bancorp (f)	549,200	5,184,448
Wells Fargo & Co.	2,293,586	124,771,078
		760,127,482
Capital Markets - 5.9%
Apollo Global Management LLC Class A	302,742	6,539,227
Apollo Investment Corp. (f)	2,591,463	19,889,479
Ares Capital Corp.	1,475,295	25,330,815
Ares Management LP	588,100	10,903,374
Carlyle Group LP	299,200	8,108,320
Greenhill & Co., Inc.	185,003	7,335,369
KKR & Co. LP	4,306,421	98,229,463
Morgan Stanley	681,075	24,307,567
Pershing Square Holdings Ltd. (a)	88,400	2,342,600
State Street Corp.	550,419	40,472,309
The Blackstone Group LP	2,905,626	112,999,795
TPG Specialty Lending, Inc.	398,000	6,849,580
		363,307,898
Insurance - 4.5%
ACE Ltd.	506,011	56,415,166
Allied World Assurance Co.	344,600	13,921,840
MetLife, Inc.	1,747,670	88,344,719
Prudential Financial, Inc.	357,462	28,707,773
The Chubb Corp.	464,300	46,940,730
The Travelers Companies, Inc.	372,045	40,229,226
		274,559,454
Real Estate Investment Trusts - 2.5%
American Capital Agency Corp.	1,203,948	25,680,211
American Homes 4 Rent (g)	262,132	4,338,285
Annaly Capital Management, Inc.	2,189,509	22,770,894
Coresite Realty Corp.	162,447	7,907,920
Cousins Properties, Inc.	850,300	9,013,180
Duke Realty LP	609,000	13,257,930
First Potomac Realty Trust	1,276,157	15,173,507
Home Properties, Inc.	171,272	11,867,437
Piedmont Office Realty Trust, Inc. Class A	490,424	9,126,791
Retail Properties America, Inc.	659,732	10,575,504
Sabra Health Care REIT, Inc.	189,317	6,275,859
Two Harbors Investment Corp.	873,534	9,276,931
Ventas, Inc.	84,390	6,162,158
		151,426,607

	Shares	Value
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	385,508	$ 6,472,679
TOTAL FINANCIALS		1,555,894,120
HEALTH CARE - 10.5%
Biotechnology - 0.4%
Amgen, Inc. (i)	151,771	24,260,594
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	354,100	24,255,850
DENTSPLY International, Inc.	208,800	10,625,832
Medtronic PLC	614,952	47,960,106
Meridian Bioscience, Inc.	388,088	7,404,719
St. Jude Medical, Inc.	174,646	11,421,848
		101,668,355
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.	170,723	20,194,824
Pharmaceuticals - 8.1%
AbbVie, Inc.	248,900	14,570,606
Astellas Pharma, Inc.	690,300	11,310,497
GlaxoSmithKline PLC	1,980,200	45,584,089
Johnson & Johnson (i)	2,557,368	257,271,215
Merck & Co., Inc.	438,094	25,181,643
Pfizer, Inc. (i)	3,642,012	126,705,597
Sanofi SA	183,732	18,145,199
		498,768,846
TOTAL HEALTH CARE		644,892,619
INDUSTRIALS - 11.0%
Aerospace & Defense - 1.7%
The Boeing Co.	237,000	35,568,960
United Technologies Corp.	603,971	70,785,401
		106,354,361
Air Freight & Logistics - 2.5%
C.H. Robinson Worldwide, Inc.	208,328	15,253,776
PostNL NV (a)	3,595,900	15,319,039
United Parcel Service, Inc. Class B	1,283,337	124,406,689
		154,979,504
Airlines - 0.2%
Copa Holdings SA Class A	108,000	10,904,760
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	542,500	20,577,025
Republic Services, Inc.	155,726	6,316,247
		26,893,272
Electrical Equipment - 0.9%
Eaton Corp. PLC	502,700	34,153,438
Emerson Electric Co.	333,394	18,876,768
		53,030,206
Industrial Conglomerates - 3.5%
General Electric Co.	8,619,976	213,861,605
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.9%
Cummins, Inc.	78,300	$ 10,855,512
Deere & Co.	287,500	25,210,875
Stanley Black & Decker, Inc.	213,953	20,402,558
		56,468,945
Professional Services - 0.2%
Acacia Research Corp. (f)	589,426	6,306,858
Bureau Veritas SA	272,100	5,848,585
		12,155,443
Road & Rail - 0.2%
Daqin Railway Co. Ltd. (A Shares)	6,426,100	11,433,161
Trading Companies & Distributors - 0.4%
Watsco, Inc.	210,800	26,497,560
TOTAL INDUSTRIALS		672,578,817
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 2.9%
Cisco Systems, Inc.	5,044,131	138,839,706
QUALCOMM, Inc.	589,139	40,850,898
		179,690,604
Electronic Equipment & Components - 0.6%
Hitachi Ltd.	1,378,000	9,411,538
TE Connectivity Ltd.	339,761	24,333,683
		33,745,221
Internet Software & Services - 0.9%
Google, Inc. Class A (a)	31,000	17,195,700
Yahoo!, Inc. (a)	792,300	35,205,851
		52,401,551
IT Services - 2.7%
IBM Corp.	635,123	101,937,242
Paychex, Inc.	1,258,331	62,432,093
		164,369,335
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc. (i)	1,631,500	36,806,640
Broadcom Corp. Class A	1,015,260	43,955,682
Maxim Integrated Products, Inc.	473,900	16,496,459
Xilinx, Inc.	80,500	3,405,150
		100,663,931
Software - 1.5%
Microsoft Corp. (i)	2,231,024	90,702,281
Technology Hardware, Storage & Peripherals - 1.1%
EMC Corp.	1,541,300	39,395,628
First Data Holdings, Inc. Class B (l)	6,341,091	28,217,855
		67,613,483
TOTAL INFORMATION TECHNOLOGY		689,186,406

	Shares	Value
MATERIALS - 1.4%
Chemicals - 0.6%
LyondellBasell Industries NV Class A	103,515	$ 9,088,617
Potash Corp. of Saskatchewan, Inc.	555,300	17,901,306
Tronox Ltd. Class A	459,600	9,343,668
		36,333,591
Metals & Mining - 0.8%
Commercial Metals Co.	730,527	11,827,232
Freeport-McMoRan, Inc.	1,033,178	19,578,723
Nucor Corp.	259,200	12,319,776
SunCoke Energy Partners LP	169,017	3,598,372
		47,324,103
TOTAL MATERIALS		83,657,694
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	1,785,393	58,293,081
TDC A/S (f)	2,171,400	15,562,119
Verizon Communications, Inc.	2,103,459	102,291,211
		176,146,411
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC	13,392,280	43,823,902
TOTAL TELECOMMUNICATION SERVICES		219,970,313
UTILITIES - 2.6%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	573,148	32,239,575
Exelon Corp.	1,529,500	51,406,495
PPL Corp. (i)	654,700	22,037,202
Southern Co. (i)	1,044,989	46,272,113
		151,955,385
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC	252,800	8,539,584
TOTAL UTILITIES		160,494,969
TOTAL COMMON STOCKS (Cost $4,577,154,056)		5,662,793,238
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 1.0%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%	116,800	5,885,552
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Crown Castle International Corp. 4.50%	55,700	5,839,031
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	20,623	$ 6,857,148
Pharmaceuticals - 0.1%
Actavis PLC 5.50%	2,700	2,732,400
TOTAL HEALTH CARE		9,589,548
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	113,700	6,997,098
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50% (a)	140,600	8,247,596
UTILITIES - 0.4%
Electric Utilities - 0.3%
Exelon Corp. 6.50%	123,200	5,993,680
NextEra Energy, Inc. Series E, 5.599%	158,600	10,797,488
		16,791,168
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375% (a)	25,000	2,728,750
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (a)	120,200	7,903,150
TOTAL UTILITIES		27,423,068
TOTAL CONVERTIBLE PREFERRED STOCKS		63,981,893
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc.:
7.00% (g)	18,256	18,646,793
Series A, 8.50%	155,954	4,159,293
		22,806,086
TOTAL PREFERRED STOCKS (Cost $75,261,964)		86,787,979
Corporate Bonds - 2.8%
		Principal Amount (d)
Convertible Bonds - 2.2%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	6,400,000	9,572,306
Household Durables - 0.1%
Lennar Corp. 3.25% 11/15/21 (g)		$ 1,890,000	4,215,881

		Principal Amount (d)	Value
Media - 0.1%
Liberty Media Corp. 3.5% 1/15/31		$ 7,360,000	$ 4,054,955
TOTAL CONSUMER DISCRETIONARY			17,843,142
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Vector Group Ltd. 2.5% 1/15/19 (j)		4,143,000	5,840,292
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17		1,383,000	1,197,056
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		2,190,000	1,579,538
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)		8,300,000	8,574,938
Ship Finance International Ltd. 3.25% 2/1/18		3,590,000	3,580,156
			14,931,688
FINANCIALS - 0.3%
Insurance - 0.1%
FNF Group 4.25% 8/15/18		3,560,000	7,177,850
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (g)		10,438,000	13,252,085
TOTAL FINANCIALS			20,429,935
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.5%
HealthSouth Corp. 2% 12/1/43		4,448,000	5,482,160
WellPoint, Inc. 2.75% 10/15/42		12,800,000	26,440,000
			31,922,160
Pharmaceuticals - 0.1%
Jazz Investments I Ltd. 1.875% 8/15/21 (g)		2,580,000	3,002,475
TOTAL HEALTH CARE			34,924,635
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
InterDigital, Inc. 1.5% 3/1/20 (g)		8,130,000	8,074,106
Liberty Interactive LLC 0.75% 3/30/43		2,480,000	3,461,150
			11,535,256
Semiconductors & Semiconductor Equipment - 0.3%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		5,999,492	1,215,200
3% 12/15/20 (d)		5,580,000	1,729,800
Intel Corp. 3.25% 8/1/39		4,280,000	6,757,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc. 1.625% 2/15/25 (g)		$ 5,460,000	$ 5,668,163
Micron Technology, Inc. 3% 11/15/43		3,430,000	3,792,294
			19,162,507
Software - 0.1%
TiVo, Inc. 2% 10/1/21 (g)		3,660,000	3,424,388
TOTAL INFORMATION TECHNOLOGY			34,122,151
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (g)		5,040,000	5,926,284
TOTAL CONVERTIBLE BONDS			134,018,127
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (g)		7,475,000	7,489,016
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. 7.375% 2/15/22		3,100,000	3,208,500
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Western Refining, Inc. 6.25% 4/1/21		1,155,000	1,149,225
FINANCIALS - 0.0%
Capital Markets - 0.0%
Argos Merger Sub, Inc. 7.125% 3/15/23 (g)		2,900,000	3,005,125
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA Holdings, Inc. 4.25% 10/15/19		3,380,000	3,472,950
Kindred Escrow Corp. II 8.75% 1/15/23 (g)		2,800,000	3,066,000
			6,538,950
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		4,460,000	4,114,350

		Principal Amount (d)	Value
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		$ 4,200,000	$ 3,528,000
Walter Energy, Inc. 8.5% 4/15/21		5,250,000	315,000
			3,843,000
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S.A., Inc. 6.5% 1/15/24		2,280,000	2,382,600
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 7.375% 11/1/22 (g)		3,350,000	3,521,688
TOTAL NONCONVERTIBLE BONDS			35,252,454
TOTAL CORPORATE BONDS (Cost $156,802,414)			169,270,581
Bank Loan Obligations - 0.1%

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0254% 5/1/18 (j)		3,413,306	3,413,306
INDUSTRIALS - 0.1%
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (j)		5,618,171	5,576,035
TOTAL BANK LOAN OBLIGATIONS (Cost $8,964,147)			8,989,341
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (g)(h)
(Cost $3,931,535)	EUR	2,560,000	2,925,445
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	286,795,273	$ 286,795,273
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	24,054,666	24,054,666
TOTAL MONEY MARKET FUNDS (Cost $310,849,939)		310,849,939
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $5,132,964,055)		6,241,616,523
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(118,555,987)
NET ASSETS - 100%		$ 6,123,060,536
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Amgen, Inc.	4/17/15 - $160.00	272	$ 183,261	$ (95,200)
Applied Materials, Inc.	4/17/15 - $26.00	5,370	437,333	(42,960)
Chevron Corp.	6/19/15 - $120.00	3,901	495,778	(64,367)
Darden Restaurants, Inc.	4/17/15 - $60.00	2,670	739,617	(2,536,499)
Johnson & Johnson	7/17/15 - $105.00	12,291	1,511,757	(1,720,740)
Kohl's Corp.	4/17/15 - $70.00	1,898	412,958	(1,556,360)
Microsoft Corp.	5/15/15 - $45.00	5,308	420,040	(69,004)
Microsoft Corp.	4/17/15 - $45.00	5,308	229,639	(7,962)
Pfizer, Inc.	4/17/15 - $35.00	18,478	575,577	(720,642)
PPL Corp.	7/17/15 - $35.00	2,962	122,920	(192,530)
Reynolds American, Inc.	5/15/15 - $67.50	2,334	464,199	(1,003,620)
Southern Co.	5/15/15 - $47.00	4,981	174,584	(72,225)
Target Corp.	4/17/15 - $80.00	3,148	547,866	(804,314)
TOTAL WRITTEN OPTIONS			$ 6,315,529	$ 8,886,423
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,810,513 or 1.8% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $374,240,908.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,993,871 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 25,364,364
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 93,922
Fidelity Securities Lending Cash Central Fund	71,112
Total	$ 165,034
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 541,350,814	$ 493,897,455	$ 22,677,343	$ 24,776,016
Consumer Staples	517,675,014	510,819,324	6,855,690	-
Energy	582,978,024	565,641,369	17,336,655	-
Financials	1,584,539,237	1,565,892,444	18,646,793	-
Health Care	654,482,167	579,442,382	75,039,785	-
Industrials	679,575,915	679,575,915	-	-
Information Technology	689,186,406	651,557,013	9,411,538	28,217,855
Materials	83,657,694	83,657,694	-	-
Telecommunication Services	228,217,909	184,394,007	43,823,902	-
Utilities	187,918,037	180,014,887	7,903,150	-
Corporate Bonds	169,270,581	-	169,270,581	-
Bank Loan Obligations	8,989,341	-	8,989,341	-
Preferred Securities	2,925,445	-	2,925,445	-
Money Market Funds	310,849,939	310,849,939	-	-
Total Investments in Securities:	$ 6,241,616,523	$ 5,805,742,429	$ 382,880,223	$ 52,993,871
Derivative Instruments:
Liabilities
Written Options	$ (8,886,423)	$ (8,886,423)	$ -	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $5,139,217,441. Net unrealized appreciation aggregated $1,102,399,082, of which $1,387,735,119 related to appreciated investment securities and $285,336,037 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 29, 2015